Equity - Schedule of Changes in Treasury Shares (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [Line Items]
Beginning balance, ordinary shares	3,891,728,000	3,885,790,000	3,878,484,000
Issue of shares	5,006,000	5,938,000	7,306,000
Ending balance, ordinary shares	3,896,734,000	3,891,728,000	3,885,790,000
Opening balance	€ (11)	€ (15)	€ (8)
Purchased/sold	1	4	(6)
Purchase Or Sold Of Treasury Stock			(7)
Closing balance	€ (10)	€ (11)	€ (15)
Treasury Shares [member]
Disclosure of reserves within equity [Line Items]
Beginning balance, ordinary shares	1,137,701	944,257	600,634
Issue of shares	(218,314)	193,444	343,623
Ending balance, ordinary shares	919,387	1,137,701	944,257